Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

July 30, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2238 (the “Fund”)

(File No. 333-278692) (CIK# 2015383)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 26, 2024 and was amended on July 30, 2024.

Very truly yours,

Advisors Disciplined Trust 2238

By: Advisors Asset Management, Inc.

By	/s/ ALEX R. MEITZNER
Alex R. Meitzner
Senior Vice President